ADDITIONAL INFORMATION - SCHEDULE 1	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - SCHEDULE 1

ADDITIONAL INFORMATION - SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2015	2016
ASSETS
Current assets:
Cash and cash equivalents	$1	$—
Prepaid expenses and other current assets	2,869	1,864
Amounts due from subsidiaries	125,662	126,648

Total current assets	128,532	128,512

Investment in subsidiaries	142,058	133,001

TOTAL ASSETS	$270,590	$261,513

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$2,257	$2,467

Total current liabilities	$2,257	$2,467

Equity:
Ordinary shares ($0.00002 par value;
50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	35,578	16,159
Retained earnings	87,903	98,035

Total equity	268,333	259,046

TOTAL LIABILITIES AND EQUITY	$270,590	$261,513

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2014	2015	2016
Net revenues	$—	$—	$—

Operating expenses:
General and administrative (including share-based compensation expenses $382, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(420)	85	(20)
Selling and marketing (including share-based compensation expenses $133, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(133)	—	—
Research and development (including share-based compensation expenses $238, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(238)	—	—

Total operating expenses	(791)	85	(20)

Other operating income	—	—	—

Income (Loss) from operations	(791)	85	(20)
Equity in Income (loss) income of subsidiaries	(12,430)	(12,680)	10,362
Change in fair value of the Put Option	(210)	(210)	(210)

(Loss) income before income taxes	(13,431)	(12,805)	10,132
Income taxes	—	—	—

Net (loss) income	$(13,431)	(12,805)	10,132

Other comprehensive loss, net of tax
Foreign currency translation adjustment	(7,773)	(12,490)	(19,419)

Comprehensive loss	$(21,204)	$(25,295)	$(9,287)

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount
Balance at January 1, 2014	794,003,193	16	144,083	55,841	114,139	314,079
Foreign currency translation adjustments	—	—	—	(7,773)	—	(7,773)
Share-based compensation	—	—	753	—	—	753
Net loss	—	—	—	—	(13,431)	(13,431)

Balance at December 31, 2014	794,003,193	16	144,836	48,068	100,708	293,628
Foreign currency translation adjustments	—	—	—	(12,490)	—	(12,490)
Net loss	—	—	—	—	(12,805)	(12,805)

Balance at December 31, 2015	794,003,193	16	144,836	35,578	87,903	268,333
Foreign currency translation adjustments	—	—	—	(19,419)	—	(19,419)
Net income	—	—	—	—	10,132	10,132

Balance at December 31, 2016	794,003,193	$16	$144,836	$16,159	$98,035	$259,046

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2014	2015	2016
Operating activities:
Net (loss) income	$(13,431)	$(12,805)	$10,132
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation	753	—	—
Change in fair value of the Put Option	210	210	210
Loss (income) on investment in subsidiaries	12,430	12,680	(10,362)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	—	(10)	1,005
Amounts due from subsidiaries	37	(74)	(986)

Net cash (used) provided in operating activities	(1)	1	(1)

Net (decrease) increase in cash and cash equivalents	(1)	1	(1)
Cash and cash equivalents at the beginning of the year	1	—	1
Cash and cash equivalents at the end of the year	$—	$1	$—

The accompanying notes are an integral part of Schedule 1.

PARENT COMPANY ONLY

NOTES TO THE CONDENSED FINANCIAL INFORMATION

(In thousands of U.S. dollars, except share and per share data)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Parent Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries.

Comprehensive income includes net income and foreign currency translation adjustments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses from its subsidiaries is reported as earnings from subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Parent Company is a tax exempted company incorporated in the Cayman Islands.